STOCK OPTIONS (Details 2) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2015	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options outstanding, Beginning		71,040	0
Number of Options, Granted	71,040	124,645	71,040
Number of Options, Forfeited		(60,940)	0
Number of Options outstanding, Ending		134,745	71,040
Weighted Average Exercise Price, Beginning		$ 29.71	$ 0
Weighted Average Exercise Price, Granted		5.81	29.71
Weighted Average Exercise Price, Forfeited		0	0
Weighted Average Exercise Price, Ending		$ 7.60	$ 29.71
Weighted Average Remaining Contract Term		9 years 9 months	9 years 6 months
Aggregate Intrinsic Value End of the Period		$ 0	$ 0
Weighted Average Remaining Contract Term, Granted		9 years 9 months 29 days	9 years 6 months